Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 69	$ 6
Total Liability Derivatives	(39)	(43)
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	54
Total Liability Derivatives	(29)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	60	3
Total Liability Derivatives	(36)	(42)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	37	2
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	8
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(23)	(29)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(3)
Designated as Hedging Instrument [Member] | Currency Collars [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(9)	(13)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	10	1
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Non-Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	5
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(1)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	9	3
Total Liability Derivatives	(3)	(1)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	9	3
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (3)	$ (1)